Document and Entity Information	6 Months Ended
Dec. 31, 2019
Document Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Endava plc
Entity Central Index Key	0001656081
Current Fiscal Year End Date	--06-30